Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 179,533	$ 350,573
Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	39,095	40,211
Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	31,721	39,773
Moody's, A1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	4,201	0
Moody's, Baa3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	178
Moody's, Ba1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	1,927	260
Moody's, Ba2 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	16	0
Moody's, Ba3 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	15	0
Moody's, B1 Rating [Member] | Financial instruments not credit-impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 1,215	$ 0